Business Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure
Business Segment Information
Effective January 1, 2015, to align the segments with how the Corporation manages the businesses in 2015, it changed its basis of presentation, and following such change, reports its results of operations through the following five business segments: Consumer Banking, Global Wealth & Investment Management (GWIM), Global Banking, Global Markets and Legacy Assets & Servicing (LAS), with the remaining operations recorded in All Other. For more information on the Corporation's segment realignment, see Note 1 – Summary of Significant Accounting Principles.
Consumer Banking
Consumer Banking offers a diversified range of credit, banking and investment products and services to consumers and small businesses. Consumer Banking product offerings include traditional savings accounts, money market savings accounts, CDs and IRAs, noninterest- and interest-bearing checking accounts, investment accounts and products, as well as credit and debit cards, residential mortgages and home equity loans, and direct and indirect loans to consumers and small businesses in the U.S. Customers and clients have access to a franchise network that stretches coast to coast through 32 states and the District of Columbia. The franchise network includes approximately 4,800 financial centers, 15,800 ATMs, nationwide call centers, and online and mobile platforms.
Global Wealth & Investment Management
GWIM provides a high-touch client experience through a network of financial advisors focused on clients with over $250,000 in total investable assets, as well as tailored solutions to meet clients’ needs through a full set of brokerage, banking and retirement products. GWIM also provides comprehensive wealth management solutions targeted to high net worth and ultra high net worth clients, as well as customized solutions to meet clients’ wealth structuring, investment management, trust and banking needs, including specialty asset management services.
Global Banking
Global Banking provides a wide range of lending-related products and services, integrated working capital management and treasury solutions to clients, and underwriting and advisory services through the Corporation’s network of offices and client relationship teams. Global Banking’s lending products and services include commercial loans, leases, commitment facilities, trade finance, real estate lending and asset-based lending. Global Banking’s treasury solutions business includes treasury management, foreign exchange and short-term investing options. Global Banking also provides investment banking products to clients such as debt and equity underwriting and distribution, and merger-related and other advisory services. The economics of most investment banking and underwriting activities are shared primarily between Global Banking and Global Markets based on the activities performed by each segment. Global Banking clients generally include middle-market companies, commercial real estate firms, auto dealerships, not-for-profit companies, large global corporations, financial institutions, leasing clients, and mid-sized U.S.-based businesses requiring customized and integrated financial advice and solutions.
Global Markets
Global Markets offers sales and trading services, including research, to institutional clients across fixed-income, credit, currency, commodity and equity businesses. Global Markets product coverage includes securities and derivative products in both the primary and secondary markets. Global Markets provides market-making, financing, securities clearing, settlement and custody services globally to institutional investor clients in support of their investing and trading activities. Global Markets also works with commercial and corporate clients to provide risk management products using interest rate, equity, credit, currency and commodity derivatives, foreign exchange, fixed-income and mortgage-related products. As a result of market-making activities in these products, Global Markets may be required to manage risk in a broad range of financial products including government securities, equity and equity-linked securities, high-grade and high-yield corporate debt securities, syndicated loans, MBS, commodities and ABS. In addition, the economics of most investment banking and underwriting activities are shared primarily between Global Markets and Global Banking based on the activities performed by each segment.
Legacy Assets & Servicing
LAS is responsible for mortgage servicing activities related to residential first mortgage and home equity loans serviced for others and loans held by the Corporation, including loans that have been designated as the LAS Portfolios, and manages certain legacy exposures related to mortgage originations, sales and servicing activities (e.g., litigation, representations and warranties). LAS also includes the results of MSR activities, including net hedge results. Home equity loans are held on the balance sheet of LAS, and residential mortgage loans are included as part of All Other. The financial results of the on-balance sheet loans are reported in the segment that owns the loans or in All Other.
All Other
All Other consists of ALM activities, equity investments, the international consumer card business, liquidating businesses, residual expense allocations and other. ALM activities encompass residential mortgage securities, interest rate and foreign currency risk management activities including the residual net interest income allocation, the impact of certain allocation methodologies and accounting hedge ineffectiveness. Additionally, certain residential mortgage loans that are managed by LAS are held in All Other. The results of certain ALM activities are allocated to the business segments.
Basis of Presentation
The management accounting and reporting process derives segment and business results by utilizing allocation methodologies for revenue and expense. The net income derived for the businesses is dependent upon revenue and cost allocations using an activity-based costing model, funds transfer pricing, and other methodologies and assumptions management believes are appropriate to reflect the results of the business.
Total revenue, net of interest expense, includes net interest income on an FTE basis and noninterest income. The adjustment of net interest income to an FTE basis results in a corresponding increase in income tax expense. The segment results also reflect certain revenue and expense methodologies that are utilized to determine net income. The net interest income of the businesses includes the results of a funds transfer pricing process that matches assets and liabilities with similar interest rate sensitivity and maturity characteristics. In segments where the total of liabilities and equity exceeds assets, which are generally deposit-taking segments, the Corporation allocates assets to match liabilities. Net interest income of the business segments also includes an allocation of net interest income generated by certain of the Corporation’s ALM activities. In addition, the business segments are impacted by the migration of customers and clients and their deposit, loan and brokerage balances between client-managed businesses. Subsequent to the date of migration, the associated net interest income, noninterest income and noninterest expense are recorded in the business to which the customers or clients migrated.
The Corporation’s ALM activities include an overall interest rate risk management strategy that incorporates the use of various derivatives and cash instruments to manage fluctuations in earnings and capital that are caused by interest rate volatility. The Corporation’s goal is to manage interest rate sensitivity so that movements in interest rates do not significantly adversely affect earnings and capital. The results of a majority of the Corporation’s ALM activities are allocated to the business segments and fluctuate based on the performance of the ALM activities. ALM activities include external product pricing decisions including deposit pricing strategies, the effects of the Corporation’s internal funds transfer pricing process and the net effects of other ALM activities.
Certain expenses not directly attributable to a specific business segment are allocated to the segments. The most significant of these expenses include data and item processing costs and certain centralized or shared functions. Data processing costs are allocated to the segments based on equipment usage. Item processing costs are allocated to the segments based on the volume of items processed for each segment. The costs of certain other centralized or shared functions are allocated based on methodologies that reflect utilization.
The table below presents net income (loss) and the components thereto (with net interest income on an FTE basis) for 2014, 2013 and 2012, and total assets at December 31, 2014 and 2013 for each business segment, as well as All Other.

Results for Business Segments and All Other

At and for the Year Ended December 31	Total Corporation (1)			Consumer Banking			Global Wealth & Investment Management
(Dollars in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Net interest income (FTE basis)	$40,821	$43,124	$41,557	$20,178	$20,620	$20,470	$5,836	$6,064	$5,827
Noninterest income	44,295	46,677	42,678	10,630	11,313	12,800	12,568	11,726	10,691
Total revenue, net of interest expense (FTE basis)	85,116	89,801	84,235	30,808	31,933	33,270	18,404	17,790	16,518
Provision for credit losses	2,275	3,556	8,169	2,680	3,166	4,199	14	56	266
Amortization of intangibles	936	1,086	1,264	398	502	622	367	387	410
Other noninterest expense	74,181	68,128	70,829	17,458	18,409	18,818	13,280	12,646	12,312
Income before income taxes (FTE basis)	7,724	17,031	3,973	10,272	9,856	9,631	4,743	4,701	3,530
Income tax expense (benefit) (FTE basis)	2,891	5,600	(215)	3,831	3,613	3,456	1,769	1,724	1,286
Net income	$4,833	$11,431	$4,188	$6,441	$6,243	$6,175	$2,974	$2,977	$2,244
Year-end total assets	$2,104,534	$2,102,273		$589,048	$567,741		$274,887	$271,290

				Global Banking			Global Markets
				2014	2013	2012	2014	2013	2012
Net interest income (FTE basis)				$9,828	$9,704	$8,888	$3,986	$4,224	$3,667
Noninterest income				7,849	7,800	7,772	12,133	11,166	5,507
Total revenue, net of interest expense (FTE basis)				17,677	17,504	16,660	16,119	15,390	9,174
Provision for credit losses				322	1,142	(321)	110	140	34
Amortization of intangibles				45	64	83	65	65	64
Other noninterest expense				8,217	8,085	8,121	11,706	11,930	11,221
Income (loss) before income taxes (FTE basis)				9,093	8,213	8,777	4,238	3,255	(2,145)
Income tax expense (benefit) (FTE basis)				3,338	3,013	3,194	1,519	2,101	(161)
Net income (loss)				$5,755	$5,200	$5,583	$2,719	$1,154	$(1,984)
Year-end total assets				$357,081	$360,789		$579,512	$575,473

				Legacy Assets & Servicing			All Other
				2014	2013	2012	2014	2013	2012
Net interest income (FTE basis)				$1,516	$1,541	$1,567	$(523)	$971	$1,138
Noninterest income				1,164	2,915	2,537	(49)	1,757	3,371
Total revenue, net of interest expense (FTE basis)				2,680	4,456	4,104	(572)	2,728	4,509
Provision for credit losses				127	(283)	1,371	(978)	(665)	2,620
Amortization of intangibles				—	—	—	61	68	85
Other noninterest expense				20,643	12,483	13,759	2,877	4,575	6,598
Loss before income taxes (FTE basis)				(18,090)	(7,744)	(11,026)	(2,532)	(1,250)	(4,794)
Income tax benefit (FTE basis)				(4,976)	(2,839)	(3,857)	(2,590)	(2,012)	(4,133)
Net income (loss)				$(13,114)	$(4,905)	$(7,169)	$58	$762	$(661)
Year-end total assets				$45,958	$59,458		$258,048	$267,522

(1)	There were no material intersegment revenues.
The table below presents a reconciliation of the five business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2014	2013	2012
Segments’ total revenue, net of interest expense (FTE basis)	$85,688	$87,073	$79,726
Adjustments:
ALM activities	(804)	(545)	2,266
Equity investment income	729	2,737	1,252
Liquidating businesses and other	(497)	536	991
FTE basis adjustment	(869)	(859)	(901)
Consolidated revenue, net of interest expense	$84,247	$88,942	$83,334
Segments’ total net income	$4,775	$10,669	$4,849
Adjustments, net of taxes:
ALM activities	(343)	(929)	(1,144)
Equity investment income	456	1,724	789
Liquidating businesses and other	(55)	(33)	(306)
Consolidated net income	$4,833	$11,431	$4,188

		December 31
		2014	2013
Segments’ total assets		$1,846,486	$1,834,751
Adjustments:
ALM activities, including securities portfolio		658,319	664,519
Equity investments		4,886	5,637
Liquidating businesses and other		73,018	70,879
Elimination of segment asset allocations to match liabilities		(478,175)	(473,513)
Consolidated total assets		$2,104,534	$2,102,273